Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 50,320,435	$ 7,145,661	$ 2,818,194
Restricted cash	18,228,113	32,907,800	5,796,398
Accounts receivable, net	956,778	1,545,089	1,355,369
Prepaid expenses and other assets	11,874,628	6,920,851	2,292,859
Property and equipment, net	153,447,521	154,355,763	134,910,887
Project development costs	116,017,357	107,969,139	88,587,699
Total assets	350,844,832	310,844,303	235,761,406
Liabilities
Notes payable, net	102,431,787	98,899,367	164,922,714
Accounts payable and accrued expenses	11,387,699	20,538,190	12,871,487
Due to affiliate	1,922,868	1,723,556	19,333,590
Warrant liability	84,298,000	19,112,000
Other liabilities	5,114,112	5,489,469	3,684,276
Total liabilities	205,154,466	145,762,582	200,812,067
Commitments and contingencies (Note 7 and 8)
Stockholders’ equity
Preferred stock value
Common stock value	9,419	6,410	544
Additional paid-in capital	278,815,795	172,112,688
Accumulated deficit	(132,988,053)	(6,840,871)	34,948,795
Total equity attributable to HOFRE	145,837,161	165,278,227	34,949,339
Non-controlling interest	(146,795)	(196,506)
Total equity	145,690,366	165,081,721
Total liabilities and stockholders’ equity	$ 350,844,832	$ 310,844,303	$ 235,761,406